UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: June 30, 2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                  GENESIS ASSET MANAGERS INTERNATIONAL LIMITED
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Name of Institutional Investment Manager

P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey Channel Islands
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Richard G.P. Carss                 Director                  011 44 171 235 5040
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Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Richard G.P. Carss
----------------------------
London, UK
08/10/00

Report Type:

[ ]      13F HOLDINGS REPORT.
[X]      13F NOTICE.
[ ]      13F COMBINATION REPORT.


   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: None
                                  --------
Form 13F Information Table Entry Total: None
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Form 13F Information Table Value Total: None
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Genesis Asset Managers International Limited exercises discretion over securities as to which a Form 13-F was filed by Genesis Asset Managers Limited
(File No 28-6418). The Form 13-F filed by Genesis Asset Managers Limited included a report on behalf of Genesis Asset Managers International Limited.




REPORT SUMMARY             00 DATA RECORDS           00000
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED